Consolidated Statements of Cash Flows, Direct - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Types of collection from operating activities
Collections from the sale of goods and services	$ 16,445,981	$ 12,914,844	$ 10,523,146
Collections from royalties, payments, commissions, and other income from ordinary activities	48,659	44,388	50,068
Collections from premiums and services, annual payments, and other benefits from policies held	48,028	26,155	17,088
Other collections from operating activities	752,842	629,627	600,521
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(8,597,388)	(6,470,110)	(5,006,113)
Payments to and on behalf of employees	(786,892)	(886,921)	(678,825)
Payments on premiums and services, annual payments, and other obligations from policies held	(11,345)	(10,050)	(13,287)
Other payments for operating activities, net	(5,227,832)	(3,629,559)	(2,314,081)
Cash flows from (used in) operating activities
Income taxes paid	(593,948)	(492,495)	(557,683)
Other outflows of cash	(233,540)	(255,830)	(88,648)
Net cash flows from operating activities	1,844,565	1,870,049	2,532,186
Cash flows from (used in) investing activities
Cash flows used to obtain control of subsidiaries or other businesses	(1,590,435)	(720,401)	(4)
Cash flows used in the purchase of non-controlling interests		(80,768)
Other collections from the sale of equity or debt instruments belonging to other entities	294,562	209,535	751,097
Other payments to acquire equity or debt instruments belonging to other entities	(335,668)	(234,346)	(737,236)
Loans to related parties		(224,075)	(34,221)
Proceeds from the sale of property, plant and equipment	1,000		103,020
Purchases of property, plant and equipment	(750,435)	(682,466)	(824,093)
Purchases of intangible assets	(790,184)	(688,160)	(405,894)
Purchases of other long-term assets		(435,597)
Payments from future, forward, option and swap contracts	(3,079)	(13,860)	(8,692)
Collections from future, forward, option and swap contracts	14,003	52,564	11,013
Collections from related parties		224,075	252,890
Dividends received	1,524	1,823	1,750
Interest received	99,648	100,542	126,435
Other inflows (outflows) of cash, net	(10,125)	11,993	28,977
Net cash flows used in investing activities	(3,069,189)	(2,479,141)	(734,958)
Cash flows from (used in) financing activities
Payments to acquire or redeem own shares			(139,083)
Total proceeds from loans	4,538,165	1,503,047	1,577,694
Proceeds from long-term loans	2,836,717	1,434,395	1,350,962
Proceeds from short-term loans	1,701,448	68,652	226,732
Loans from related parties	2,686,387	257,453	107,004
Payment on borrowings	(4,301,358)	(1,127,892)	(1,034,434)
Payment on financial lease liabilities	(31,619)	(46,975)	(30,837)
Payments on loans to related parties		(257,955)	(106,237)
Dividends paid	(591,958)	(543,774)	(637,864)
Interest paid	(439,552)	(343,991)	(360,189)
Other inflows (outflows) of cash, net	7,001	(28,433)	(469,905)
Net cash flows from (used in) financing activities	1,867,066	(588,520)	(1,093,851)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	642,442	(1,197,612)	703,377
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(210,920)	(19,081)	114,071
Net increase (decrease) in cash and cash equivalents	431,522	(1,216,693)	817,448
Cash and cash equivalents at beginning of period	1,472,763	2,689,456	1,872,008
Cash and cash equivalents at end of period	$ 1,904,285	$ 1,472,763	$ 2,689,456